Employee benefits (Details 16) - Industrias Quimicas Falcon de Mexico Pension plan [Member]	Mar. 31, 2023	Mar. 31, 2022
Funds managed by Insurers [Member]
Weighted-average asset allocation [Line Items]
Percentage of Weighted average asset allocation	50.00%	50.00%
Others [Member]
Weighted-average asset allocation [Line Items]
Percentage of Weighted average asset allocation	50.00%	50.00%